STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Share capital	Additional paid-in capital	Treasury shares	Accumulated other comprehensive loss	Retained earnings	Non-controlling Interest
Beginning balance at Dec. 31, 2022	$ 3,055,423	$ 18,961	$ 1,951,035	$ (743,054)	$ (111,255)	$ 1,926,398	$ 13,338
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation	183,302		183,302
Issuance of treasury shares under share-based compensation plan	2,573		(23,923)	26,496
Treasury shares purchase	(288,546)			(288,546)
Other comprehensive income (loss)	52,145				52,145
Equity awards assumed for acquisitions	13,073		13,073
Dividends Paid to non-controlling interest	(1,771)						(1,771)
Net income attributable to NiCE Shareholders	336,500					336,500
Net income attributable to non-controlling interests	1,801						1,801
Ending balance at Dec. 31, 2023	3,354,500	18,961	2,123,487	(1,005,104)	(59,110)	2,262,898	13,368
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation	187,101		187,101
Issuance of treasury shares under share-based compensation plan	3,063		(31,916)	34,979
Treasury shares purchase	(369,093)			(369,093)
Other comprehensive income (loss)	(11,960)				(11,960)
Dividends Paid to non-controlling interest	(3,036)						(3,036)
Net income attributable to NiCE Shareholders	439,499					439,499
Net income attributable to non-controlling interests	3,089						3,089
Ending balance at Dec. 31, 2024	3,603,163	18,961	2,278,672	(1,339,218)	(71,070)	2,702,397	13,421
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation	150,155		150,155
Issuance of treasury shares under share-based compensation plan	1,109		(24,032)	25,141
Treasury shares purchase	(488,911)			(488,911)
Other comprehensive income (loss)	35,377				35,377
Transactions with non-controlling interests	(36,466)		(23,045)				(13,421)
Net income attributable to NiCE Shareholders	612,101					612,101
Ending balance at Dec. 31, 2025	$ 3,876,528	$ 18,961	$ 2,381,750	$ (1,802,988)	$ (35,693)	$ 3,314,498	$ 0